AIG

                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT

                                 April 30, 2000

                               [AIG LOGO OMITTED]

                                   Advised by

                          AIG CAPITAL MANAGEMENT CORP.

AIG MONEY MARKET FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, APRIL 30, 2000

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the AIG Money Market Fund (the "Fund") for the period ending April 30, 2000.

During the reporting period, the Fund continued to provide competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity. The U.S. economic conditions continued to reflect strong growth, low inflation, low unemployment and robust consumer spending. In its efforts to slow the rate of growth of the economic activity, the Federal Reserve Board raised its target for short-term interest rates on three occasions during the reporting period for a total increase of 75 basis points. Such increases benefited money market fund investors in general and resulted to higher yields for the AIGMoney Market Fund investors by the end of the reporting period than at the start of the period. Continued policy of monetary tightening by the Federal Reserve Board in the near future should have a positive effect on money market fund yields.

As always, we will continue to monitor prevailing market conditions in order to manage the Fund in a manner that provides competitive returns commensurate with the Fund's objectives or preservation of principal and liquidity.

The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of the reporting period.

We appreciate your participation in the Fund.

Sincerely,

/s/signature omitted

Helen Stefanis
President

AIG Capital Management Corp.


/s/ signature omitted

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER* (76.5%)
--------------------------------------------------------------------------------
BANKS (6.1%)
          Abbey National North America
 $15,000    6.269%, 08/30/00                     $14,694
          Bil North America
  10,000    5.986%, 05/12/00                       9,982
          KFW International Finance
  15,000    6.094%, 05/02/00                      14,997
          UBS Finance
  15,000    6.043%, 05/01/00                      15,000
--------------------------------------------------------------------------------
                                                  54,673
--------------------------------------------------------------------------------
BEAUTY PRODUCTS (4.2%)
--------------------------------------------------------------------------------
          Colgate-Palmolive (A)
  25,000    6.020%, 05/15/00                      24,942
          Procter & Gamble
  13,000    6.080%, 06/05/00                      12,923
--------------------------------------------------------------------------------
                                                  37,865
--------------------------------------------------------------------------------
CHEMICALS (5.6%)
--------------------------------------------------------------------------------
          Du Pont De Nemours
  25,000    6.008%, 05/05/00                      24,983
          Great Lakes (A)
  25,000    6.063%, 05/01/00                      25,000
--------------------------------------------------------------------------------
                                                  49,983
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (8.2%)
--------------------------------------------------------------------------------
          General Electric
  34,000    6.021%, 05/15/00                      33,921
          Minnesota Mining & Manufacturing
  40,000    6.040%, 05/18/00                      39,886
--------------------------------------------------------------------------------
                                                  73,807
--------------------------------------------------------------------------------
DRUGS (5.0%)
--------------------------------------------------------------------------------
          Merck
  45,000    6.030%, 05/17/00                      44,880
--------------------------------------------------------------------------------
                                                  44,880
--------------------------------------------------------------------------------

  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
          ELECTRICAL SERVICES (10.6%)
--------------------------------------------------------------------------------
          Duke Energy Corporation
 $40,000    6.003%, 05/01/00                     $40,000
          Florida Power
  11,800    6.039%, 05/08/00                      11,786
  25,000    6.050%, 05/24/00                      24,904
          Northern States Power
  18,000    6.043%, 05/01/00                      18,000

--------------------------------------------------------------------------------
                                                  94,690
--------------------------------------------------------------------------------
FINANCIAL SERVICES (18.6%)
--------------------------------------------------------------------------------
          American Honda Finance
  15,000    6.126%, 05/30/00                      14,927
          General Electric Capital
  15,000    6.184%, 06/20/00                      14,873
          Goldman Sachs
  15,000    5.982%, 05/08/00                      14,983
  20,000    6.101%, 05/17/00                      19,946
          Liberty Mutual Capital (A)
   3,300    6.016%, 05/01/00                       3,300
  10,000    6.510%, 10/25/00                       9,690
          Morgan Stanley Dean Witter
  40,000    6.117%, 05/23/00                      39,851
          Pitney Bowes
  35,000    6.007%, 05/04/00                      34,983
          USAA Capital
  14,000    5.980%, 05/04/00                      13,993

--------------------------------------------------------------------------------
                                                 166,546
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (3.1%)
--------------------------------------------------------------------------------
          Anheuser-Busch Companies
  13,000    6.043%, 05/01/00                      13,000
          Campbell Soup
   5,000    5.942%, 05/16/00                       4,988
          Hershey Foods
  10,300    6.057%, 05/30/00                      10,250
--------------------------------------------------------------------------------
                                                  28,238
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONCLUDED)                        AIG MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (3.9%)
--------------------------------------------------------------------------------
          Clorox
$ 35,000    6.165%, 07/05/00                    $ 34,616
--------------------------------------------------------------------------------
                                                  34,616
--------------------------------------------------------------------------------
INSURANCE (3.9%)
--------------------------------------------------------------------------------
          Pacific Life
  35,000    6.051%, 05/16/00                      34,912
--------------------------------------------------------------------------------
                                                  34,912
--------------------------------------------------------------------------------
MEASURING DEVICES (2.8%)
--------------------------------------------------------------------------------
          Snap-On (A)
  25,000    6.025%, 05/02/00                      24,996
--------------------------------------------------------------------------------
                                                  24,996
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (4.5%)
--------------------------------------------------------------------------------
          AT&T
  40,000    6.013%, 05/01/00                      40,000
--------------------------------------------------------------------------------
                                                  40,000
--------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $685,206)                      685,206
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (14.4%)
--------------------------------------------------------------------------------
          Australia & New Zealand Banking Group
  25,000    6.220%, 08/09/00                      25,000
          Bank Austria
  30,000    6.000%, 05/04/00                      30,000
          Banque Nationale de Paris
  25,000    6.240%, 07/18/00                      25,000
          Credit Communal de Belgique
  24,000    5.970%, 09/21/00                      23,953
          Royal Bank of Canada
  25,000    6.200%, 07/05/00                      25,000
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $128,953)                      128,953
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
TIME DEPOSITS (8.9%)
          Banco Bilbao Vizcaya Argentaria
$ 39,925    6.000%, 05/01/00                    $ 39,925
          Suntrust Bank
  40,000    6.000%, 05/01/00                      40,000
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $79,925)                        79,925
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS (99.8%)
            (Cost $894,084)                      894,084
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.2%)           1,613
NET ASSETS:
--------------------------------------------------------------------------------
          Portfolio Shares of Class A
            (unlimited authorization -- no
            par value) based on
            802,565,221 outstanding shares
            of beneficial interest               802,566
            Portfolio Shares of Class B
            (unlimited AUTHORIZATION --
            no par value) based on
            93,128,520 outstanding shares
            of beneficial interest 93,129
          Distribution in Excess of Net
            Investment Income                         (1)
          Accumulated Net Realized Gain
            on Investments                             3
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $895,697
--------------------------------------------------------------------------------
          Net Asset Value, Offering and
            Redemption Price Per
            Share -- Class A                       $1.00
          Net Asset Value, Offering
            and Redemption Price Per
            Share -- Class B                       $1.00
--------------------------------------------------------------------------------

 (A)Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
   *Disclosure presents annualized yield at date of purchase for discount securities, and coupon for coupon bearing securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS                                   AIG MONEY MARKET FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


AIG MONEY MARKET FUND                                                                                           (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                                                                   $23,947
                                                                                                              -------
     Total Investment Income                                                                                   23,947
                                                                                                              -------

EXPENSES:
   Investment Advisory Fees                                                                                     1,030
   Waiver of Investment Advisory Fees                                                                            (412)
   Distribution Fees (1)                                                                                          217
   Administrative Fees                                                                                            258
   Custodian Fees                                                                                                  10
   Transfer Agent Fees                                                                                             31
   Registration and Filing Fees                                                                                    85
   Insurance and Other Fees                                                                                        18
   Printing Fees                                                                                                   15
   Professional Fees                                                                                               16
   Organizational Fees                                                                                              1
   Trustee Fees                                                                                                     2
                                                                                                              -------
       Total Expenses, Net                                                                                      1,271
                                                                                                              -------
     Net Investment Income                                                                                     22,676
                                                                                                              -------
Net Increase in Net Assets Resulting from Operations                                                          $22,676
                                                                                                              =======

(1) Distribution fees are incurred by Class B shares only.




 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS  AIG MONEY MARKET FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------
                                                                                    11/1/99 TO             11/1/98 TO
                                                                                      4/30/00               10/31/99
AIG MONEY MARKET FUND                                                                 (000)                  (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                           $    22,676            $    30,105
                                                                                   -----------            -----------
     Increase in Net Assets Resulting from Operations                                   22,676                 30,105
                                                                                   -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:

   Net Investment Income
     Class A                                                                           (19,471)               (22,636)
     Class B                                                                            (3,206)                (7,469)
                                                                                   -----------            -----------
   Total Distributions                                                                 (22,677)               (30,105)
                                                                                   -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):

   Class A
     Shares Issued                                                                  24,184,589             30,307,763
     Shares Issued in Lieu of Cash Distributions                                        19,472                 24,169
     Shares Redeemed                                                               (23,949,511)           (30,035,003)
                                                                                   -----------            -----------
       Net Class A Share Transactions                                                  254,550                296,929
                                                                                   -----------            -----------
   Class B
     Shares Issued                                                                     317,186                655,972
     Shares Issued in Lieu of Cash Distributions                                         3,199                  8,054
     Shares Redeemed                                                                  (330,826)              (715,534)
                                                                                   -----------            -----------
       Net Class B Share Transactions                                                  (10,441)               (51,508)
                                                                                   -----------            -----------
Increase in Net Assets from Share Transactions                                         244,109                245,421
                                                                                   -----------            -----------
Total Increase in Net Assets                                                           244,108                245,421
NET ASSETS:
   Beginning of Period                                                                 651,589                406,168
                                                                                   -----------            -----------
   End of Period                                                                   $   895,697            $   651,589
                                                                                   ===========            ===========




       THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND YEARS ENDED OCTOBER 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             RATIO
                                                                                                                            OF NET
                                                                                                      RATIO      RATIO    INVESTMENT
                         NET                   DISTRI-    NET                  NET                    OF NET  OF EXPENSES    INCOME
                        ASSET                 BUTIONS    ASSET                ASSETS     RATIO      INVESTMENT TO AVERAGE TO AVERAGE
                        VALUE        NET     FROM NET     VALUE              END       OF EXPENSES    INCOME   NET ASSETS NET ASSETS
                      BEGINNING   INVESTMENT INVESTMENT   END        TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING (EXCLUDING
                      OF PERIOD    INCOME      INCOME   OF PERIOD   RETURN    (000)    NET ASSETS   NET ASSETS   WAIVERS)   WAIVERS)
                      ---------   ---------- ---------- --------    ------- --------- -----------   ----------- --------- ----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2000*                $1.00     0.03     (0.03)       $1.00      5.64%+  $802,568      0.26%       5.57%       0.36%     5.47%
     1999                 $1.00     0.05     (0.05)       $1.00      4.94%   $548,019      0.26%       4.83%       0.36%     4.73%
     1998                 $1.00     0.05     (0.05)       $1.00      5.49%   $251,090      0.26%       5.37%       0.36%     5.27%
     1997                 $1.00     0.05     (0.05)       $1.00      5.41%   $329,125      0.27%       5.30%       0.39%     5.18%
     1996                 $1.00     0.05     (0.05)       $1.00      5.26%   $253,865      0.39%       5.15%       0.41%     5.13%
     1995(1)              $1.00     0.05     (0.05)       $1.00      5.75%   $313,657      0.40%       5.60%       0.47%     5.53%
   CLASS B
     2000*                $1.00     0.03     (0.03)       $1.00      5.27%+   $93,129      0.61%       5.18%       0.71%     5.08%
     1999                 $1.00     0.05     (0.05)       $1.00      4.58%   $103,570      0.61%       4.46%       0.71%     4.36%
     1998                 $1.00     0.05     (0.05)       $1.00      5.12%   $155,078      0.62%       5.00%       0.72%     4.90%
     1997                 $1.00     0.05     (0.05)       $1.00      5.04%   $108,754      0.63%       4.93%       0.74%     4.82%
     1996                 $1.00     0.05     (0.05)       $1.00      4.89%   $135,384      0.74%       4.79%       0.77%     4.76%
     1995(1)              $1.00     0.04     (0.04)       $1.00      5.43%   $120,482      0.75%       5.18%       0.85%     5.08%


Note:The 7-day current and effective annualized yields as of April 30, 2000 are:
     Class A shares 5.90% and 6.06%, respectively and Class B shares 5.55% and 5.70%, respectively.
 * For the six-month period ended April 30, 2000. All ratios including total return have been annualized.
 + The cumulative total return for the six month period ended April 30, 2000 is 2.78% for Class A shares and 2.60% for Class B shares.
(1) The AIG Money Market Fund Class A and Class B shares commenced operations on December 1, 1994 and February 16, 1995, respectively. All ratios including total return have been annualized from commencement of operations to October 31, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of one such portfolio, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholders' interest is limited to the portfolio in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market VALUE OF THE COLLATERAL, INCLUDING ACCRUED INTEREST THEREON, IS SUFFICIENT IN THE EVENT OF DEFAULT BY THE COUNTERPARTY. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

         USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

     In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred. Organizational costs include legal fees of approximately $21,000 for ORGANIZATIONAL WORK PERFORMED BY A LAW FIRM OF WHICH A TRUSTEE OF THE TRUST IS A PARTNER AND TWO OFFICERS OF THE TRUST are partners.

     IN THE EVENT ANY OF THE INITIAL SHARES OF THE TRUST ARE REDEEMED BY ANY HOLDER THEREOF DURING THE PERIOD THAT THE Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services, SEI Investments received $27,974 for the period ended April 30, 2000.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of .10% of the Fund's average daily net assets up to $50 million; .08% of the average daily net assets from $50 million up to and including $250 million; .06% of the average daily net assets from $250 million up to and including $450 million; and .05% of the average daily net assets in excess of $450 million. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.


5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by .10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2000 is as follows:

                                         S & P                  MOODY'S
                                    ----------------       ----------------
                                     A1 +      72.0%          P1        100%
                                     A1        28.0%          NR          0%
                                              ------                    ----
                                              100.0%                    100%

NOTES

--------------------------------------------------------------------------------

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    FOR INFORMATION CALL: 1-800-845-3885





    This information must be preceded or accompanied by a current prospectus.

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